Schedule I - Financial Information of Parent Company (Details) - Financial Information of Parent Company - Balance Sheets (Parentheticals) - shares	Dec. 31, 2015	Dec. 31, 2014
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	118,098,018	112,417,933
Ordinary shares, shares outstanding	118,098,018	112,417,933
Parent Company [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, shares issued	118,098,018	112,417,933
Ordinary shares, shares outstanding	118,098,018	112,417,933